EXPLANATORY NOTE

Attached for filing are exhibits containing, in interactive data format, risk/return summary information that mirrors the risk/return summary information in the supplement dated December 30, 2015, for the S Class of Neuberger Berman Absolute Return Multi-Manager Portfolio, a series of Neuberger Berman Advisers Management Trust, which was filed with the Securities and Exchange Commission on December 30, 2015 (Accession No. 0000898432-15-001761).